CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Rubicon Technologies, LLC and Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	$ 6,021,000	$ 17,666,000
Accounts receivable, net	45,019,000	39,567,000
Contract assets	43,357,000	55,088,000
Prepaid expenses	4,290,000	5,632,000
Other current assets	2,224,000	1,223,000
Total Current Assets	100,911,000	119,176,000
Property and equipment, net	2,289,000	2,634,000
Operating right-of-use assets	3,884,000	4,600,000
Other noncurrent assets	5,535,000	5,925,000
Goodwill	32,132,000	32,132,000
Intangible assets, net	15,148,000	18,200,000
Total assets	159,899,000	182,667,000
Current Liabilities:
Accounts payable	41,915,000	26,816,000
Line of credit	29,373,000	35,951,000
Accrued expenses	48,990,000	49,853,000
Deferred compensation	1,079,000	808,000
Contract liabilities	3,993,000	2,880,000
Operating lease liabilities, current	1,412,000	1,181,000
Current portion of long-term debt, net of debt issuance costs	680,000	1,063,000
Total current liabilities	127,442,000	118,552,000
Long-Term Liabilities:
Deferred income taxes	1,897,000	3,041,000
Operating lease liabilities, noncurrent	4,555,000	5,962,000
Long-term debt, net of debt issuance costs	47,024,000	18,048,000
Other long-term liabilities	167,000	135,000
Total Long-Term Liabilities	53,643,000	27,186,000
Total Liabilities	181,085,000	145,738,000
Members’ (Deficit) Equity	(21,186,000)	36,929,000
Total liabilities and shareholder’s equity	$ 159,899,000	$ 182,667,000